DISPOSITION - Disposal Group of Assets And Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Aug. 15, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Combinations1 [Abstract]
Cash and cash equivalents	$ 107	$ 167	$ 43	$ 81
Trade receivables and other		145
Inventory		18
Property, plant and equipment (Note 7)	15,518	2,533	18,193
Intangible assets and goodwill (Note 8)	6,131	212	6,238
Derivative financial instruments (Note 24)		113
Total assets	31,475	3,188	31,456
Trade payables and other		72
Decommissioning provision (Note 15)		20
Contract liabilities (Note 17)	194	92	291	292
Deferred tax liabilities	2,246	514	2,754	$ 2,603
Total liabilities	$ 15,686	$ 698	$ 17,093